UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3737

Fidelity Advisor Series IV

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Limited Term Government Fund Semi-Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of May 31, 2017

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	15.6	27.3
1 - 1.99%	55.0	50.8
2 - 2.99%	14.5	11.6
3 - 3.99%	3.1	3.1
4 - 4.99%	2.2	2.9
5 - 5.99%	6.4	3.0
6 - 6.99%	0.5	0.4
7 - 7.99%	0.5	0.2
8% and above	0.0	0.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of May 31, 2017*,**
Mortgage Securities	3.1%
CMOs and Other Mortgage Related Securities	22.6%
U.S. Treasury Obligations	67.3%
U.S. Government Agency Obligations***	1.3%
Foreign Government & Government Agency Obligations	5.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 5.5%

 ** Futures and Swaps - 3.9%

 *** Includes NCUA Guaranteed Notes

As of November 30, 2016*,**
Mortgage Securities	4.0%
CMOs and Other Mortgage Related Securities	19.6%
U.S. Treasury Obligations	73.0%
U.S. Government Agency Obligations***	1.4%
Foreign Government & Government Agency Obligations	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 1.7%

 ** Futures and Swaps - 2.7%

 *** Includes NCUA Guaranteed Notes

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.6%
Tennessee Valley Authority 1.75% 10/15/18	2,144,000	2,157,863
U.S. Treasury Obligations - 67.3%
U.S. Treasury Bonds 3% 2/15/47	40,000	41,020
U.S. Treasury Notes:
0.75% 7/15/19	$5,783,000	$5,716,362
0.875% 6/15/19	44,983,000	44,605,230
0.875% 9/15/19	6,534,000	6,468,915
1.125% 1/15/19	23,561,000	23,512,229
1.125% 7/31/21	3,594,000	3,515,101
1.125% 9/30/21	3,335,000	3,255,534
1.375% 2/29/20	16,607,000	16,590,775
1.375% 4/30/20	784,000	782,561
1.375% 1/31/21	7,500,000	7,442,580
1.375% 4/30/21	1,000,000	990,430
1.375% 5/31/21	6,000,000	5,937,654
1.5% 4/15/20	7,000,000	7,013,671
1.5% 5/15/20	24,490,000	24,534,964
1.625% 4/30/19	5,983,000	6,022,260
1.625% 6/30/19	2,433,000	2,449,158
1.625% 6/30/20	7,334,000	7,366,372
1.625% 7/31/20	2,000,000	2,008,282
1.75% 12/31/20 (a)	30,074,000	30,256,098
1.75% 5/31/22	8,000,000	7,998,128
1.875% 3/31/22	11,375,000	11,437,654
1.875% 4/30/22	5,600,000	5,629,310
2% 9/30/20	17,665,000	17,936,882
2% 12/31/21	7,990,000	8,084,881
		249,596,051
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.3441% 12/7/20 (NCUA Guaranteed) (b)	246,945	246,909
Series 2010-R2 Class 1A, 1.3561% 11/6/17 (NCUA Guaranteed) (b)	1,657,217	1,657,314
Series 2011-C1 Class 1A, 1.3222% 2/28/20 (NCUA Guaranteed) (b)	178,325	178,234
Series 2011-R1 Class 1A, 1.4361% 1/8/20 (NCUA Guaranteed) (b)	604,588	605,084
Series 2011-R4 Class 1A, 1.3661% 3/6/20 (NCUA Guaranteed) (b)	52,421	52,421
		2,739,962
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $255,180,936)		254,493,876

U.S. Government Agency - Mortgage Securities - 3.1%
Fannie Mae - 1.8%
2.451% 4/1/44 (b)	58,345	60,017
2.46% 2/1/44 (b)	41,283	42,939
2.502% 2/1/44 (b)	33,593	34,516
2.567% 5/1/44 (b)	67,966	70,105
2.575% 1/1/44 (b)	63,711	66,350
2.615% 10/1/35 (b)	3,864	4,008
2.629% 5/1/44 (b)	108,770	112,149
2.647% 4/1/44 (b)	151,471	156,223
2.695% 2/1/42 (b)	180,082	186,387
2.73% 7/1/34 (b)	5,497	5,723
2.735% 7/1/36 (b)	26,440	27,642
2.773% 1/1/42 (b)	134,343	140,945
2.79% 2/1/33 (b)	2,859	2,950
2.798% 10/1/33 (b)	7,040	7,426
2.803% 6/1/36 (b)	5,663	5,926
2.815% 7/1/35 (b)	3,433	3,555
2.815% 9/1/36 (b)	6,770	7,078
2.833% 3/1/35 (b)	3,457	3,576
2.84% 2/1/36 (b)	2,172	2,269
2.882% 12/1/34 (b)	7,965	8,235
2.898% 4/1/33 (b)	69,507	71,811
2.915% 11/1/33 (b)	3,955	4,104
2.922% 10/1/33 (b)	5,466	5,652
2.928% 12/1/32 (b)	52,192	55,029
2.932% 1/1/35 (b)	25,152	26,130
3.077% 12/1/32 (b)	347,052	367,705
3.083% 3/1/35 (b)	3,046	3,163
3.135% 3/1/33 (b)	12,870	13,486
3.17% 11/1/36 (b)	31,143	32,295
3.309% 6/1/47 (b)	13,195	13,696
3.315% 3/1/37 (b)	5,340	5,614
3.33% 7/1/35 (b)	6,430	6,785
3.336% 2/1/37 (b)	68,502	71,925
3.435% 8/1/35 (b)	55,964	59,502
3.463% 5/1/36 (b)	4,565	4,845
3.633% 4/1/36 (b)	38,339	40,429
4% 5/1/29	2,298,630	2,429,365
4% 6/1/47 (c)	100,000	105,586
4.5% 11/1/25	364,334	386,003
5% 7/1/35 to 6/1/39	779,980	859,465
5.5% 10/1/20 to 8/1/25	340,911	359,461
6% 1/1/34 to 6/1/36	442,894	503,594
6.5% 8/1/17 to 8/1/36	466,410	537,896
10.5% 8/1/20	2,229	2,312
		6,913,872
Freddie Mac - 0.4%
2.748% 6/1/33 (b)	38,011	39,660
2.82% 3/1/35 (b)	9,187	9,457
2.85% 7/1/35 (b)	28,944	30,249
2.915% 2/1/37 (b)	8,861	9,203
2.95% 3/1/37 (b)	3,463	3,586
2.962% 11/1/35 (b)	30,760	32,036
2.967% 5/1/37 (b)	5,429	5,629
2.97% 8/1/37 (b)	15,704	16,365
2.986% 7/1/35 (b)	179,044	185,833
2.995% 4/1/34 (b)	121,249	127,366
3.036% 10/1/41 (b)	204,790	212,999
3.04% 2/1/36 (b)	1,246	1,325
3.05% 6/1/37 (b)	5,803	6,058
3.07% 7/1/35 (b)	35,110	37,330
3.091% 9/1/41 (b)	190,225	201,133
3.158% 10/1/42 (b)	108,839	114,918
3.248% 10/1/36 (b)	51,505	54,034
3.287% 10/1/35 (b)	24,924	26,191
3.29% 6/1/37 (b)	31,188	33,003
3.295% 7/1/36 (b)	13,064	13,890
3.32% 4/1/37 (b)	7,286	7,713
3.368% 5/1/37 (b)	123,557	129,635
3.385% 5/1/37 (b)	36,908	38,990
3.541% 3/1/33 (b)	369	391
4.079% 10/1/35 (b)	6,052	6,434
5% 9/1/35	1,113	1,230
6% 1/1/24	95,643	103,359
6.5% 12/1/21	27,633	29,580
9.5% 3/1/21 to 12/1/22	1,906	2,077
10% 6/1/18 to 6/1/20	1,554	1,696
10.5% 9/1/20	7	8
		1,481,378
Ginnie Mae - 0.9%
4.3% 8/20/61 (d)	267,609	273,260
4.649% 2/20/62 (d)	227,376	235,230
4.682% 2/20/62 (d)	299,305	308,968
4.684% 1/20/62 (d)	1,916,055	1,975,998
5.47% 8/20/59 (d)	8,180	8,294
6% 6/15/36	366,634	428,399
8% 12/15/23	31,237	34,995
10.5% 1/15/18	126	127
		3,265,271
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $11,496,564)		11,660,521

Collateralized Mortgage Obligations - 14.9%
U.S. Government Agency - 14.9%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.92% 4/25/24 (b)	176,243	176,983
Series 2001-38 Class QF, 2.0036% 8/25/31 (b)	43,515	44,345
Series 2002-49 Class FB, 1.5991% 11/18/31 (b)	43,083	43,518
Series 2002-60 Class FV, 2.0236% 4/25/32 (b)	9,448	9,637
Series 2002-74 Class FV, 1.4736% 11/25/32 (b)	360,806	362,482
Series 2002-75 Class FA, 2.0236% 11/25/32 (b)	19,354	19,742
Series 2010-15 Class FJ, 1.9536% 6/25/36 (b)	543,748	552,483
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	141,660	148,255
Series 2005-27 Class NE, 5.5% 5/25/34	45,153	45,548
Series 2005-64 Class PX, 5.5% 6/25/35	158,838	172,038
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	298	299
Series 2003-117 Class MD, 5% 12/25/23	80,167	85,294
Series 2004-52 Class KZ, 5.5% 7/25/34	894,755	1,001,424
Series 2010-97 Class CX, 4.5% 9/25/25	953,000	1,026,958
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	320,113	35,961
Series 2010-39 Class FG, 1.9436% 3/25/36 (b)	338,706	346,448
Series 2011-67 Class AI, 4% 7/25/26 (e)	83,399	7,973
Freddie Mac:
floater:
Series 2448 Class FT, 1.9891% 3/15/32 (b)	47,049	47,947
Series 2526 Class FC, 1.3891% 11/15/32 (b)	61,367	61,637
Series 2530 Class FE, 1.5891% 2/15/32 (b)	23,882	24,128
Series 2630 Class FL, 1.4891% 6/15/18 (b)	586	587
Series 2711 Class FC, 1.8891% 2/15/33 (b)	159,255	162,140
floater planned amortization class Series 2770 Class FH, 1.3891% 3/15/34 (b)	164,038	164,744
planned amortization class:
Series 3415 Class PC, 5% 12/15/37	60,298	65,794
Series 3763 Class QA, 4% 4/15/34	54,541	54,925
Series 3840 Class VA, 4.5% 9/15/27	348,548	361,223
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	230,590	252,965
Series 2004-2802 Class ZG, 5.5% 5/15/34	703,760	789,839
Series 2004-2862 Class NE, 5% 9/15/24	1,371,246	1,456,091
Series 2145 Class MZ, 6.5% 4/15/29	227,618	260,204
Series 2357 Class ZB, 6.5% 9/15/31	133,349	153,976
Series 3745 Class KV, 4.5% 12/15/26	499,872	539,802
Series 3859 Class JZ, 5% 5/15/41	1,031,111	1,130,877
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 4335 Class AL, 4.25% 3/15/40	658,220	692,951
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.4928% 7/20/37 (b)	94,715	95,207
Series 2008-2 Class FD, 1.4728% 1/20/38 (b)	23,159	23,278
Series 2008-73 Class FA, 1.8528% 8/20/38 (b)	189,279	192,037
Series 2008-83 Class FB, 1.8928% 9/20/38 (b)	169,710	173,457
Series 2009-108 Class CF, 1.5924% 11/16/39 (b)	104,135	104,938
Series 2009-116 Class KF, 1.5224% 12/16/39 (b)	73,276	73,774
Series 2010-H17 Class FA, 1.3128% 7/20/60 (b)(d)	867,403	861,078
Series 2010-H18 Class AF, 1.13% 9/20/60 (b)(d)	1,073,539	1,064,890
Series 2010-H19 Class FG, 1.13% 8/20/60 (b)(d)	1,172,596	1,165,125
Series 2010-H27 Series FA, 1.21% 12/20/60 (b)(d)	369,267	367,172
Series 2011-H05 Class FA, 1.33% 12/20/60 (b)(d)	607,594	607,676
Series 2011-H07 Class FA, 1.4828% 2/20/61 (b)(d)	1,148,458	1,148,540
Series 2011-H12 Class FA, 1.4728% 2/20/61 (b)(d)	1,375,683	1,375,418
Series 2011-H13 Class FA, 1.33% 4/20/61 (b)(d)	496,795	496,865
Series 2011-H14:
Class FB, 1.33% 5/20/61 (b)(d)	558,741	557,912
Class FC, 1.33% 5/20/61 (b)(d)	514,225	513,822
Series 2011-H17 Class FA, 1.36% 6/20/61 (b)(d)	661,285	661,931
Series 2011-H21 Class FA, 1.43% 10/20/61 (b)(d)	692,876	695,051
Series 2012-H01 Class FA, 1.53% 11/20/61 (b)(d)	610,740	614,099
Series 2012-H03 Class FA, 1.53% 1/20/62 (b)(d)	426,963	429,321
Series 2012-H06 Class FA, 1.46% 1/20/62 (b)(d)	620,719	622,743
Series 2012-H07 Class FA, 1.46% 3/20/62 (b)(d)	387,433	389,077
Series 2012-H21 Class DF, 1.48% 5/20/61 (b)(d)	397,108	398,097
Series 2015-H13 Class FL, 1.2628% 5/20/63 (b)(d)	1,284,835	1,284,463
Series 2015-H19 Class FA, 1.1828% 4/20/63 (b)(d)	1,307,680	1,306,300
Series 2016-H20 Class FM, 1.3828% 12/20/62 (b)(d)	1,350,498	1,351,689
planned amortization class Series 2011-68 Class EC, 3.5% 4/20/41	437,187	456,977
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	465,862	464,877
Series 2013-H26 Class HA, 3.5% 9/20/63 (d)	3,670,448	3,776,532
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	523,210	529,968
Series 2016-H02 Class FM, 1.4828% 9/20/62 (b)(d)	1,853,427	1,854,358
Series 2016-H04 Class FE, 1.6328% 11/20/65 (b)(d)	538,437	540,403
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	1,342,497	1,400,131
Series 2010-H17 Class XP, 5.2984% 7/20/60 (b)(d)	1,524,848	1,580,109
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	1,172,321	1,219,152
Series 2012-64 Class KI, 3.5% 11/20/36 (e)	121,312	8,995
Series 2013-124:
Class ES, 7.343% 4/20/39 (b)(f)	470,446	496,634
Class ST, 7.4763% 8/20/39 (b)(f)	1,017,393	1,097,906
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	1,609,460	1,626,062
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	4,528,945	4,570,115
Class JA, 2.5% 6/20/65 (d)	448,457	452,763
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	3,816,272	3,792,558
Series 2016-H13 Class FB, 0.9866% 5/20/66 (b)(d)	2,205,152	2,219,847
Series 2017-H06 Class FA, 1.17% 8/20/66 (b)(d)	2,265,567	2,269,523
		55,230,088
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $55,242,021)		55,230,088

Commercial Mortgage Securities - 7.7%
FMPRE Multifamily Agency floater Series 2017-KT01 Class A, 1.3106% 2/25/20 (b)	3,784,000	3,789,578
Freddie Mac:
sequential payer:
Series K009 Class A2, 3.808% 8/25/20	3,660,000	3,876,126
Series K034 Class A1, 2.669% 2/25/23	5,802,630	5,912,465
Series K709 Class A2, 2.086% 3/25/19	1,480,000	1,490,366
Series K710 Class A2, 1.883% 5/25/19	2,402,000	2,415,833
Series K713 Class A2, 2.313% 3/25/20	454,000	460,567
Series K717 Class A2, 2.991% 9/25/21	2,878,000	2,993,075
Series K032 Class A1, 3.016% 2/25/23	1,955,059	2,012,857
Series K036 Class A1, 2.777% 4/25/23	3,689,986	3,779,565
Series K504 Class A2, 2.566% 9/25/20	227,000	231,940
Series K724 Class A1, 2.776% 3/25/23	1,395,503	1,434,720
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $28,332,460)		28,397,092

Foreign Government and Government Agency Obligations - 5.5%
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	11,600,000	13,844,124
5.5% 12/4/23	4,000	4,798
Jordanian Kingdom 2.503% 10/30/20	3,752,000	3,854,501
Ukraine Government 1.471% 9/29/21	2,891,000	2,829,829
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $20,290,342)		20,533,252
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 0.86% (g)
(Cost $8,024,497)	8,022,893	8,024,498
TOTAL INVESTMENT PORTFOLIO - 102.0%
(Cost $378,566,820)		378,339,327
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(7,312,657)
NET ASSETS - 100%		$371,026,670

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4% 6/1/47
(Proceeds $104,711)	$(100,000)	$(105,586)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
67 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2017	14,504,453	$3,010

The face value of futures purchased as a percentage of Net Assets is 3.9%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $55,333.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,631
Total	$8,631

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$254,493,876	$--	$254,493,876	$--
U.S. Government Agency - Mortgage Securities	11,660,521	--	11,660,521	--
Collateralized Mortgage Obligations	55,230,088	--	55,230,088	--
Commercial Mortgage Securities	28,397,092	--	28,397,092	--
Foreign Government and Government Agency Obligations	20,533,252	--	20,533,252	--
Money Market Funds	8,024,498	8,024,498	--	--
Total Investments in Securities:	$378,339,327	$8,024,498	$370,314,829	$--
Derivative Instruments:
Assets
Futures Contracts	$3,010	$3,010	$--	$--
Total Assets	$3,010	$3,010	$--	$--
Total Derivative Instruments:	$3,010	$3,010	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(105,586)	$--	$(105,586)	$--
Total Other Financial Instruments:	$(105,586)	$--	$(105,586)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$3,010	$0
Total Interest Rate Risk	3,010	0
Total Value of Derivatives	$3,010	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $370,542,323)	$370,314,829
Fidelity Central Funds (cost $8,024,497)	8,024,498
Total Investments (cost $378,566,820)		$378,339,327
Cash		40,269
Receivable for investments sold		27,058
Receivable for TBA sale commitments		104,711
Receivable for fund shares sold		93,698
Interest receivable		1,273,976
Distributions receivable from Fidelity Central Funds		3,321
Receivable for daily variation margin for derivative instruments		1,047
Total assets		379,883,407
Liabilities
Payable for investments purchased
Regular delivery	$7,999,687
Delayed delivery	105,086
TBA sale commitments, at value	105,586
Payable for fund shares redeemed	492,919
Distributions payable	14,097
Accrued management fee	139,057
Other affiliated payables	305
Total liabilities		8,856,737
Net Assets		$371,026,670
Net Assets consist of:
Paid in capital		$372,836,748
Distributions in excess of net investment income		(359,826)
Accumulated undistributed net realized gain (loss) on investments		(1,224,894)
Net unrealized appreciation (depreciation) on investments		(225,358)
Net Assets, for 37,201,172 shares outstanding		$371,026,670
Net Asset Value, offering price and redemption price per share ($371,026,670 ÷ 37,201,172 shares)		$9.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2017 (Unaudited)
Investment Income
Interest		$2,816,409
Income from Fidelity Central Funds		8,631
Total income		2,825,040
Expenses
Management fee	$856,048
Independent trustees' fees and expenses	750
Miscellaneous	671
Total expenses before reductions	857,469
Expense reductions	(565)	856,904
Net investment income (loss)		1,968,136
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,143,806)
Futures contracts	29,480
Total net realized gain (loss)		(1,114,326)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,322,940
Futures contracts	3,108
Delayed delivery commitments	(875)
Total change in net unrealized appreciation (depreciation)		2,325,173
Net gain (loss)		1,210,847
Net increase (decrease) in net assets resulting from operations		$3,178,983

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2017 (Unaudited)	Year ended November 30, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,968,136	$3,487,886
Net realized gain (loss)	(1,114,326)	1,455,079
Change in net unrealized appreciation (depreciation)	2,325,173	(3,461,819)
Net increase (decrease) in net assets resulting from operations	3,178,983	1,481,146
Distributions to shareholders from net investment income	(2,171,017)	(3,563,155)
Distributions to shareholders from net realized gain	(1,333,910)	(345,919)
Total distributions	(3,504,927)	(3,909,074)
Share transactions
Proceeds from sales of shares	49,637,580	189,088,182
Reinvestment of distributions	3,390,063	3,801,271
Cost of shares redeemed	(84,505,928)	(176,160,541)
Net increase (decrease) in net assets resulting from share transactions	(31,478,285)	16,728,912
Total increase (decrease) in net assets	(31,804,229)	14,300,984
Net Assets
Beginning of period	402,830,899	388,529,915
End of period	$371,026,670	$402,830,899
Other Information
Distributions in excess of net investment income end of period	$(359,826)	$(156,945)
Shares
Sold	4,993,466	18,753,603
Issued in reinvestment of distributions	341,295	377,384
Redeemed	(8,498,441)	(17,477,183)
Net increase (decrease)	(3,163,680)	1,653,804

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Government Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.04	$10.09	$10.08	$10.17	$10.27
Income from Investment Operations
Net investment income (loss)A	.051	.086	.079	.065	.045	.048
Net realized and unrealized gain (loss)	.030	(.048)	(.026)	.043	(.038)	.075
Total from investment operations	.081	.038	.053	.108	.007	.123
Distributions from net investment income	(.057)	(.089)	(.069)	(.062)	(.042)	(.050)
Distributions from net realized gain	(.034)	(.009)	(.034)	(.036)	(.055)	(.173)
Total distributions	(.091)	(.098)	(.103)	(.098)	(.097)	(.223)
Net asset value, end of period	$9.97	$9.98	$10.04	$10.09	$10.08	$10.17
Total ReturnB,C	.82%	.37%	.53%	1.08%	.07%	1.22%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.04%F	.86%	.78%	.65%	.45%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$371,027	$402,831	$388,530	$365,567	$389,199	$497,980
Portfolio turnover rateG	130%F	118%	102%	107%	89%	138%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2017

1. Organization.

Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2017 is included at the end of the Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,530,457
Gross unrealized depreciation	(1,678,626)
Net unrealized appreciation (depreciation) on securities	$(148,169)
Tax cost	$378,487,496

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2019. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $29,480 and a change in net unrealized appreciation (depreciation) of $3,108 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $13,759,809 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $671 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $10,822.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $565.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.45%	$1,000.00	$1,008.20	$2.25
Hypothetical-C		$1,000.00	$1,022.69	$2.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ISG-SANN-0717
1.968338.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2017